POSTRETIREMENT BENEFITS - PENSIONS (Pre-Tax Components Recognized in AOCI Pension) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Prior Service Cost	$ 1	$ 0
Net Loss	597	800
Total	598	800
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Prior Service Cost	0	0
Net Loss	538	738
Total	538	738
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Prior Service Cost	1	0
Net Loss	59	62
Total	$ 60	$ 62